Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 Wall Street Global Training Center	Dec. 31, 2012 Wall Street Global Training Center	Dec. 31, 2011 Wall Street Global Training Center	Dec. 31, 2013 Vincent Tianquan Mo	Dec. 31, 2012 Vincent Tianquan Mo	Dec. 31, 2013 Beihai Silver Beach Management Fee	Dec. 31, 2013 Beihai Silver Beach Hotel Service Fee	Dec. 31, 2013 Guangxi Wharton Hotel Service Fee	Dec. 31, 2013 Crowne Plaza Hotel Service Fee
Related Party Transaction [Line Items]
Training service fee	$ 250	$ 1,595	$ 455
Office Building Lease				175	142
Service fee incurred						$ 537	$ 110	$ 16	$ 21